Accounts Receivable	12 Months Ended
Nov. 30, 2014
Accounts Receivable Additional Disclosures [Abstract]
Accounts Receivable
Accounts Receivable

Our accounts receivable balance consists of the following as of November 30, 2014 and 2013 (in thousands):

	2014	2013
Accounts receivable	$433,586	$470,251
Less: Accounts receivable allowance	(12,212)	(10,988)
Accounts receivable, net	$421,374	$459,263

We record an accounts receivable allowance when it is probable that the accounts receivable balance will not be collected. The amounts comprising the allowance are based upon management’s estimates and historical collection trends. The activity in our accounts receivable allowance consists of the following for the years ended November 30, 2014, 2013, and 2012, respectively (in thousands):

	2014	2013	2012
Balance at beginning of year	$10,988	$4,346	$4,300
Provision for bad debts	12,487	9,496	2,661
Other additions	1,052	2,133	1,056
Write-offs and other deductions	(12,315)	(4,987)	(3,671)
Balance at end of year	$12,212	$10,988	$4,346